Disposals and other non-operating items	12 Months Ended
Dec. 31, 2018
Disclosure Of Disposals And Nonoperating Items [Abstract]
Disposals and other non-operating items

8 Disposals and other non-operating items

Accounting policy

Assets of businesses that are available for immediate sale in their current condition and for which a sales process is considered highly probable to complete are classified as assets held for sale and are carried at the lower of carrying value and fair value less costs to sell. Fair value is based on anticipated disposal proceeds, typically derived from firm or indicative offers from potential acquirers. Non-current assets are not amortised or depreciated following their classification as held for sale. Liabilities of businesses held for sale are also separately classified on the statement of financial position. Fair value movements in the venture capital portfolio are reported within disposals and other items – see note 16.

	2018 £m	Restated 2017 £m	Restated 2016 £m
Revaluation of investments	(11)	5	(13)
(Loss)/Gain on disposal of businesses and assets held for sale	(22)	10	(23)
Net (loss)/gain on disposals and other non-operating items	(33)	15	(36)